Other Income	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Income
28.	OTHER INCOME

	Years Ended December 31
	2016	2017	2018
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Interest income
Bank deposits	$4,892.6	$6,412.8	$10,310.7
Financial assets at FVTPL	—	—	382.7
Financial assets at FVTOCI	—	—	3,078.6
Financial assets at amortized cost	—	—	922.4
Available-for-sale financial assets	816.2	2,091.4	—
Held-to-maturity financial assets	383.3	568.6	—
Structured product	225.4	391.9	—

	6,317.5	9,464.7	14,694.4
Dividend income	137.4	145.6	158.4

	$6,454.9	$9,610.3	$14,852.8